Share-based plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-based plans
Summary of overview of plans

	LTIP 2022+	MB LTIP 2020	LTIP 2019	MB LTIP 2019	NxStage LTIP	LTIP 2016
Eligible persons	Other Plan participants	Members of the Management Board and certain members of the Executive Committee	Other Plan participants	Members of the Management Board	Other Plan participants	Members of the Management Board and other plan participants
Years in which an allocation occurred	2022–2023	2020–2023	2019–2021	2019	2019	2016–2018
Months in which an allocation occurred	July, December	November (2020), March (2021-2023), October (2022, 2023)	July, December	July, December	February	July, December

Summary of information on holdings under share-based plans

Outstanding Performance Shares
	2023			2022
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
LTIP 2022+	—	2,885,898	2,885,898	—	1,676,091	1,676,091
MB LTIP 2020	427,871	268,688	696,559	409,511	163,031	572,542
LTIP 2019	—	712,398	712,398	—	1,525,120	1,525,120
MB LTIP 2019	—	—	—	24,326	19,372	43,698

Schedule of reconciliations for stock options outstanding

Transactions
		Weighted
		average
		exercise
	Options	price
Stock options for shares	in thousands	in €
Balance at December 31, 2021	3,013	72.44
Granted	—	—
Exercised (1)	409	49.93
Expired	133	56.55
Balance at December 31, 2022	2,471	77.02
Granted	—	—
Exercised	—	—
Expired	2,471	77.02
Balance at December 31, 2023	—	—
(1)	The average share price at the date of exercise of the options was €54.00.

Summary of fully vested options outstanding and exercisable by price range

Outstanding and exercisable stock options 2022
	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 - 50.00	—	—	—	—	—
50.01 - 55.00	—	—	—	—	—
55.01 - 60.00	—	—	—	—	—
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,471,116	0.58	77.02	2,471,116	77.02
	2,471,116	0.58	77.02	2,471,116	77.02

Summary of compensation expense recognized for Performance Shares

Compensation expense related to cash-settled plans
in € THOUS
	2023	2022	2021
LTIP 2022+	17,181	3,765	—
MB LTIP 2020	5,417	(629)	2,112
LTIP 2019	9,138	(4,416)	21,761
MB LTIP 2019	779	(358)	299
NxStage LTIP	—	(758)	296
LTIP 2016	—	(3,475)	3,826